Related Party Transactions (Details) - USD ($)		Jun. 30, 2018	Jun. 30, 2017
Due from related parties:
Total		$ 131,321	$ 118,006
Due to related parties
Total		208,342	1,729,791
Non-controlling shareholder of CLPS Beijing before acquisition of the remaining 30% equity on June 27, 2018[Member]
Due from related parties:
Total			14,751
Non-controlling interest shareholder of Judge China [Member]
Due from related parties:
Total		131,321	103,255
Shanghai Qisheng Co., Ltd ("Qisheng"), controlled by the Chairman of the Company [Member]
Due to related parties
Total			7,080
Non-controlling shareholder of JQ [Member]
Due to related parties
Total		45,615
Mr. Raymond Ming Hui Lin, CEO of the Company [Member]
Due to related parties
Total	[1]	$ 162,727	$ 1,722,711

[1]	Due to related parties mainly represents the unpaid bonus, dividends, wages and other benefit to the Company's executives.